Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

Facility Rental – Related Party

Our Dallas based subsidiary, PWT, rents an approximately 12,000 square foot facility located at 2535 E. University Drive, McKinney, TX 75069, with a current monthly rent of $7,900.

Warranty Reserve

Generally, a PWT project is guaranteed against defects in material and workmanship for one year from the date of completion, while certain areas of construction and materials may have guarantees extending beyond one year. The Company has various insurance policies relating to the guarantee of completed work, which in the opinion of management will adequately cover any potential claims. A warranty reserve has been provided under PWT based on the opinion of management and based on Company history in the amount of $20,000 for the nine months ended September 30, 2022.

Litigation

There are no material updates to the litigation matters with C6 Capital, LLC nor Auctus Fund, LLC as previously disclosed in the Form 10-Q filed on August 15, 2022.

13.	COMMITMENTS AND CONTINGENCIES

Facility Rental – Related Party

Our Dallas based subsidiary, PWT, rents an approximately12,000 square foot facility located at 2535 E. University Drive, McKinney, TX 75069, with a current monthly rent of $7,900.

Warranty Reserve

Generally, a PWT project is guaranteed against defects in material and workmanship for one year from the date of completion, while certain areas of construction and materials may have guarantees extending beyond one year. The Company has various insurance policies relating to the guarantee of completed work, which in the opinion of management will adequately cover any potential claims. A warranty reserve has been provided under PWT based on the opinion of management and based on Company history in the amount of $20,000 for the year ending December 31, 2021.

Litigation

For the period ended December 31, 2021, all parties have fully and timely performed under the settlement agreement, and no further issues or proceedings, or fees and costs, are anticipated regarding the settlement of the dispute between OriginClear, Inc., and its developmental subsidiary, WaterChain, Inc., and RDI Financial, LLC, an alleged assignee of Interdependence, Inc., as disclosed in greater detail in the Form 10-Q for the period ended March 31, 2021, filed by OriginClear on August 4, 2021. As of December 31, 2021, the Company views the aforesaid RDI matter as closed.

Following the disclosures made in the Form 10-Q for the period ended March 31, 2021, filed by OriginClear on August 4, 2021, on December 14, 2021, the United States District Court for the Western District of New York rendered its decision on the motion to dismiss filed by GTR Source LLC and Tzvi “Steve” Reich’s (collectively, the “GTR Defendants”), and granted in part, and denied in part dismissal of certain claims set forth in the amended complaint filed by OriginClear, Inc., Progressive Water Treatment, Inc., and T. Riggs Eckelberry, individually (the “GTR Plaintiffs”). On December 16, 2021, the GTR Plaintiffs filed a Notice of Appeal to the United States Court of Appeals for the Second Circuit to the district court’s decision on the GTR Defendants’ motion to dismiss.

On March 12, 2021, OriginClear, Inc. Progressive Water Treatment, Inc. and T. Riggs Eckelberry, individually (collectively, the “C6 Plaintiffs”), and C6 Capital LLC (“C6 Capital”) agreed to settle the dispute between the parties relating to a merchant cash advance agreement entered into on July 17, 2018. Pursuant to the terms of the settlement, (i) C6 has vacated the judgment obtained by C6 Capital against the C6 Plaintiffs; (ii) C6 has released any and all bank levies, liens, security interests, powers of attorney, and other encumbrances its has against the C6 Plaintiffs; (iii) the C6 Plaintiffs have dismissed the plenary action commenced in the Supreme Court for the State of New York in and for the County of Broome against C6 Capital with prejudice and; (iv) the sister-state judgment C6 Capital obtained against the C6 Plaintiffs in California is currently in the process of being vacated by stipulation. Accordingly, the C6 Plaintiffs no longer owe any further amounts to C6 Capital with respect to the C6 Agreement.

On February 12, 2019, Auctus Fund, LLC (“Auctus”) filed a complaint against OriginClear in the United States District Court for the District of Massachusetts for numerous claims arising from two convertible promissory notes and accompanying securities purchase agreements. On March 13, 2019, Auctus and OriginClear entered into a Settlement Agreement and Mutual General Release, under which Auctus would be permitted to convert $570,000 into OriginClear securities pursuant to the terms set forth in the convertible promissory notes. On February 2, 2021, OriginClear filed a Motion to Set Aside the Settlement Agreement as Void under Section 29(b) of the Securities Exchange Act of 1934 (the “Act”) for Auctus’ violation of Section 15(a) of the Act. If granted, the Settlement Agreement would be declared void and unenforceable. As of December 31, 2021, no decision has been rendered on OriginClear’s Motion to Set Aside the Settlement Agreement.